DEPRECIATION, AMORTIZATION AND IMPAIRMENT (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation and amortization
Depreciation of property,plant and equipment	$ (19,370)	$ (13,834)	$ (4,404)
Amortization of intangible assets	(62,475)	(49,858)	(5,381)
Balances	$ (81,845)	$ (63,692)	$ (9,785)